INCOME TAXES (Tables)	6 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Income tax payable	-	-

	Six- month period ended December 31,
	2023	2024
	S$	S$
Income tax expense	-	-